Note 12 - Accrued Interest Payable and Other Liabilities	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Other Liabilities Disclosure [Text Block]
12.	ACCRUED INTEREST PAYABLE AND OTHER LIABILITIES

The components of accrued interest payable and other liabilities are as follows at
December 31:

	2019	2018
(Dollar amounts in thousands)
Accrued interest payable	$917	$744
Accrued directors' benefits	1,470	1,346
Accrued salary and benefits expense	1,451	1,058
Operating lease liabilities	906	-
Other	1,288	1,692

Total	$6,032	$4,840